Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments And Contingencies [Abstract]
Commitments and contingencies

22. Commitments and contingencies

Lease commitments

In August 2018, the Group assigned its lease agreement for its office space entered into on October 1, 2016 to a third party and entered into a new lease agreement for new office space with a lease term of less than 12 months.

The future minimum lease payments under non-cancellable lease term that are not accounted for in the statement of financial position were as follows:

	December 31, 2019	December 31, 2018
Within one year	24,980	24,374
Between one and five years	—	—
Total	24,980	24,374

Office lease expenses of CHF 49,314, CHF 118,337 and CHF 192,957 were recorded in 2019, 2018 and 2017, respectively, in the consolidated statement of profit or loss and other comprehensive loss.